REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2015	2014	2013
	(In Millions)

Direct premiums	39	$46	$72
Assumed	1	1	1
Reinsurance ceded	(39)	(46)	(48)
Premiums	1	$1	$25

Variable Life and Investment-type Product Policy Fee Income Ceded	73	$48	$31
Policyholders’ Benefits Ceded	261	$291	$125